Commitments (Details) - ILS (₪) ₪ in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 31, 2016	May 31, 2016	Apr. 30, 2017	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Shareholders' joint equity				₪ 200.0
Stipulation shareholder holding percentage				10.00%
Commitments to purchase equipment				₪ 859.0
Period of renew of agreement		two additional periods of 5 years
Golan Agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement			The termination of the Golan Agreement prior to the lapse of the first 10 years due to its breach by Golan.
Agreed compensation			₪ 600.0
Loan to Golan			₪ 130.0
Period of loan			10 years
Loan repayment term			Repaid in 6 semi-annual equal installments beginning the 8th year of the Term (interest and CPI differentials to be accrued, will be paid as of the 6th year).
Golan Agreement [Member] | Bottom of range [member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			₪ 210.0
Golan Agreement [Member] | Top of range [member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			₪ 220.0
Mediterranean Nautilus Ltd. and Mediterranean Nautilus (Israel) Ltd. [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement				The term of the agreement with respect to capacity purchased from Med Nautilus is in effect until May 2032. Netvision has the option to terminate agreements with respect to parts of the capacity in 2022 and 2027.
Obligation under agreements				₪ 92.0
Xfone [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement			The Agreements are for a term of ten years (the Xfone Agreement - commencing from the earlier of the commercial launch of cellular services by Xfone or 12 months following the receipt of regulatory approvals for the agreement (“the Xfone Agreement Effective Date”)), and will be extended for additional periods, unless either party notifies otherwise.
Xfone [Member] | 1st year [Member]
Disclosure of contingent liabilities in business combination [line items]
Monthly payment per subscriber			₪ 25.0
Xfone [Member] | 2nd year [Member]
Disclosure of contingent liabilities in business combination [line items]
Monthly payment per subscriber			275.0
Xfone [Member] | Thereafter [Member]
Disclosure of contingent liabilities in business combination [line items]
Monthly payment per subscriber			30.0
Xfone [Member] | Bottom of range [member] | 1st year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms			20.0
Xfone [Member] | Top of range [member] | Fifth year [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual minimum amounts per agreement terms			₪ 110.0
Apple Sales International [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of minimum quantity of iPhone products	three years